COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments to make loans | Maximum
Commitments and contingent liabilities
Commitment term to extend credit	120 days
Commitments to make loans | Fixed Rate
Commitments and contingent liabilities
Credit commitments contractual amount	1,827	$ 2,153
Commitments to make loans | Fixed Rate | Maximum
Commitments and contingent liabilities
Commitment term to extend credit	30 years
Fixed rate loan commitments interest rates	4.38%
Commitments to make loans | Fixed Rate | Minimum
Commitments and contingent liabilities
Commitment term to extend credit	5 years
Fixed rate loan commitments interest rates	1.88%
Commitments to make loans | Variable Rate
Commitments and contingent liabilities
Credit commitments contractual amount	221	250
Unused lines of credit and letters of credit | Fixed Rate
Commitments and contingent liabilities
Credit commitments contractual amount	181	189
Unused lines of credit and letters of credit | Variable Rate
Commitments and contingent liabilities
Credit commitments contractual amount	8,633	$ 10,005